Reorganization - Schedule of Company’s Major Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Antalpha Platform Technologies Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Formation Date	Jan. 18, 2023
Domicile Registered	British Virgin Islands
Ownership	100.00%
Antalpha Technologies Pte. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Formation Date	Feb. 08, 2021
Domicile Registered	Singapore
Ownership	100.00%
Antalpha Digital Pte. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Formation Date	Sep. 28, 2021
Domicile Registered	Singapore
Ownership	100.00%
Antalpha Prime (HK) Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Formation Date	Aug. 06, 2023
Domicile Registered	Hong Kong
Ownership	100.00%
Antalpha Capital (HK) Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Formation Date	Jul. 20, 2023
Domicile Registered	Hong Kong
Ownership	100.00%
Aurelion Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Formation Date	Oct. 25, 2018	[1]
Domicile Registered	Cayman Islands	[1]
Ownership	32.00%	[1]

[1]	On October 10, 2025, the Company completed the acquisition of Aurelion Inc. and its subsidiaries (collectively, the “Aurelion Entities”). Although the Company holds a 32% equity interest in the Aurelion Entities, these entities have been consolidated into the Company’s financial statements since October 10, 2025, as the Company has obtained control over their operations.